United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-23259

(Investment Company Act File Number)

Federated Adviser Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/20

Date of Reporting Period: Six months ended 02/29/20

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
February 29, 2020
Share Class | Ticker	Institutional | FHHIX

Federated Hermes SDG Engagement High Yield Credit Fund
Fund Established 2019

A Portfolio of Federated Adviser Series
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes SDG Engagement High Yield Credit Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 26, 2019 through February 29, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the uncertainty ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At February 29, 2020, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Basic Industries	17.3%
Banking	15.2%
Telecommunications	11.2%
Capital Goods	8.8%
Energy	7.3%
Health Care	7.1%
Media	6.8%
Automotive	4.5%
Consumer Goods	4.3%
Utilities	3.9%
Consumer Non-Cyclical	3.5%
Financial Services	1.8%
Real Estate	1.7%
Insurance	1.6%
Retail	1.2%
Technology & Electronics	0.9%
Services	0.4%
U.S. Treasury	0.2%
Derivatives[2]	0.3%
Other Assets and Liabilities—Net[3]	2.0%
TOTAL	100.0%
1	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
February 29, 2020 (unaudited)
Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—97.5%
		Automotive—4.5%
$500,000		Fiat Chrysler Automobiles NV, Sr. Unsecd. Note, 5.250%, 4/15/2023	$523,750
60,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 1/15/2043	51,592
300,000	[1]	General Motors Financial Co., Inc., Jr. Sub. Note, Series B, 6.500%, 9/30/2028	305,477
325,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	315,039
		TOTAL	1,195,858
		Banking—15.2%
200,000		Akbank TAS, Sr. Unsecd. Note, REGS, 5.125%, 3/31/2025	190,286
250,000		Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	282,787
200,000		Banco Btg Pactual/Cayman, Sub., REGS, 7.750%, 2/15/2029	214,370
200,000	[1]	Banco Mercantil De Norte, Jr. Sub. Deb., REGS, 7.500%, 6/27/2029	226,252
400,000		Bank of Ireland Group PLC, Sub., Series EMTN, 4.125%, 9/19/2027	409,651
200,000	[1]	Caixa Geral de Depositos S.A. (CGD), Jr. Sub. Deb., 10.750%, 3/30/2022	254,783
175,000		CIT Group, Inc., Sub., 6.125%, 3/9/2028	210,498
400,000	[1]	Commerzbank AG, Jr. Sub. Note, 7.000%, 4/9/2025	416,505
400,000	[1]	Credit Suisse Group AG, Jr. Sub. Deb., REGS, 7.250%, 9/12/2025	442,278
480,000		Intesa Sanpaolo SpA, Sub. Deb., 5.710%, 1/15/2026	522,491
200,000		Itau Unibanco Holding SA, Sub. Deb., REGS, 4.500%, 11/21/2029	200,160
480,000	[1,2]	National Westminster Bank PLC, Jr. Sub. Deb., Series C, 2.375% (3-month USLIBOR +0.250%), 5/28/2020	433,608
200,000	[1]	UniCredit SpA, Jr. Sub. Deb., 8.000%, 6/3/2024	214,192
		TOTAL	4,017,861
		Basic Industries—17.3%
40,000		AK Steel Corp., Sr. Unsecd. Note, 7.000%, 3/15/2027	37,514
325,000		Alcoa Nederland Holding B.V., Sr. Unsecd. Note, 144A, 6.125%, 5/15/2028	334,149
100,000		Anglo American Capital PLC, Sr. Unsecd. Note, Series EMTN, 3.375%, 3/11/2029	135,995
400,000		BHP Billiton Finance (USA) Ltd., Jr. Sub. Deb., REGS, 6.750%, 10/19/2075	465,698
200,000		Cemex SAB de CV, Sec. Fac. Bond, REGS, 5.450%, 11/19/2029	201,000
200,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	224,970
135,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 5.875%, 6/1/2027	113,987
330,000		Domtar, Corp., Sr. Unsecd. Note, 6.250%, 9/1/2042	394,485
200,000		GTL Trade Finance, Inc., Sr. Unsecd. Note, REGS, 7.250%, 4/16/2044	255,687
Semi-Annual Shareholder Report

Principal Amount		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Basic Industries—continued
$320,000	Huntsman International LLC, Sr. Unsecd. Note, 4.500%, 5/1/2029	$352,581
317,000	KB HOME, Sr. Unsecd. Note, 4.800%, 11/15/2029	333,643
425,000	Lennar Corp., Sr. Unsecd. Note, 4.750%, 11/29/2027	469,349
325,000	MMC Norilsk Nickel OJSC, Sr. Unsecd. Note, REGS, 4.100%, 4/11/2023	336,798
18,000	Novelis Corporation, Sr. Unsecd. Note, 144A, 4.750%, 1/30/2030	17,724
200,000	Orbia Advance Corp. SAB de CV, Sr. Unsecd. Note, REGS, 5.500%, 1/15/2048	221,839
200,000	Sappi Papier Holding GmbH, Sr. Unsecd. Note, REGS, 3.125%, 4/15/2026	205,886
450,000	Suzano Austria GmbH, Sr. Unsecd. Note, 5.000%, 1/15/2030	468,247
	TOTAL	4,569,552
	Capital Goods—8.8%
600,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, REGS, 4.750%, 7/15/2027	787,876
100,000	Ball Corp., Sr. Unsecd. Note, 1.500%, 3/15/2027	109,567
100,000	Berry Global, Inc., Sec. Fac. Bond, REGS, 1.500%, 1/15/2027	109,208
500,000	Crown European Holdings SA, Sr. Unsecd. Note, REGS, 2.875%, 2/1/2026	589,232
200,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	199,500
100,000	Silgan Holdings, Inc., Sr. Unsecd. Note, REGS, 2.250%, 6/1/2028	109,291
200,000	Smurfit Kappa Treasury Unlimited Company, Sr. Unsecd. Note, 1.500%, 9/15/2027	220,789
200,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	210,630
	TOTAL	2,336,093
	Consumer Goods—4.3%
200,000	Arcelik AS, Sr. Unsecd. Note, REGS, 5.000%, 4/3/2023	201,485
200,000	Coca-Cola Icecek AS, Sr. Unsecd. Note, REGS, 4.215%, 9/19/2024	200,267
227,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	210,021
200,000	NBM US Holdings, Inc., Sr. Unsecd. Note, REGS, 6.625%, 8/6/2029	208,750
318,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	314,213
	TOTAL	1,134,736
	Consumer Non-Cyclical—3.5%
460,000	Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2026	482,701
100,000	Levi Strauss & Co., Sr. Unsecd. Note, 3.375%, 3/15/2027	113,712
335,000	Toll Brothers, Inc., Sr. Unsecd. Note, 3.800%, 11/1/2029	337,521
	TOTAL	933,934
Semi-Annual Shareholder Report

Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Energy—7.3%
$300,000		Aker BP ASA, Sr. Unsecd. Note, REGS, 3.750%, 1/15/2030	$305,805
163,000		DCP Midstream Operating LP, Sr. Unsecd. Note, 5.600%, 4/1/2044	152,150
33,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 4.150%, 6/1/2025	27,960
275,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 5.450%, 6/1/2047	200,007
32,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 5.600%, 4/1/2044	24,720
100,000		Enterprise Products Operating LLC, Jr. Sub. Deb., 5.375%, 2/15/2078	99,244
300,000		EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	196,500
39,000		EQT Corp., Sr. Unsecd. Note, 7.000%, 2/1/2030	29,153
200,000		Neptune Energy Bondco PLC, Sr. Unsecd. Note, REGS, 6.625%, 5/15/2025	185,498
200,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.900%, 3/19/2049	239,855
200,000		Petroleos Mexicanos, Sr. Unsecd. Note, REGS, 6.840%, 1/23/2030	209,350
430,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	272,921
		TOTAL	1,943,163
		Financial Services—1.8%
400,000	[1]	Barclays Bank PLC, Jr. Sub. Deb., 6.278%, 12/15/2034	470,000
		Health Care—7.1%
200,000	[1]	Eurofins Scientific SE, Jr. Sub. Note, 3.250%, 11/13/2025	209,750
280,000		Grifols SA, Sec. Fac. Bond, REGS, 2.250%, 11/15/2027	313,124
380,000		HCA, Inc., 4.125%, 6/15/2029	418,251
160,000		HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	156,749
200,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	207,215
550,000		Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	561,000
		TOTAL	1,866,089
		Insurance—1.6%
325,000	[1]	Phoenix Group Holdings PLC, Jr. Sub. Deb., 5.750%, 4/26/2028	417,324
		Media—6.8%
600,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	619,110
500,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	529,375
104,000		United Group B.V., Sr. Secd. Note, REGS, 3.625%, 2/15/2028	109,759
169,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, REGS, 4.250%, 1/15/2030	217,268
291,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, REGS, 3.375%, 2/28/2030	309,523
		TOTAL	1,785,035
		Real Estate—1.7%
100,000		ADLER Real Estate AG, Sr. Unsecd. Note, 3.000%, 4/27/2026	114,601
200,000		Country Garden Holdings Co., 5.125%, 1/17/2025	200,612
Semi-Annual Shareholder Report

Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Real Estate—continued
$100,000		MPT Operating Partnership LP / MPT Finance Corp., Sr. Unsecd. Note, 3.692%, 6/5/2028	$136,169
		TOTAL	451,382
		Retail—1.2%
75,000		L Brands, Inc., Sr. Unsecd. Note, 7.500%, 6/15/2029	79,826
100,000		L Brands, Inc., Sr. Unsecd. Note, 7.600%, 7/15/2037	100,344
100,000		Marks & Spencer PLC, Sr. Unsecd. Note, 3.250%, 7/10/2027	129,999
		TOTAL	310,169
		Services—0.4%
100,000		Catalent Pharma Solutions, Inc., Sr. Unsecd. Note, REGS, 2.375%, 3/1/2028	108,216
		Technology & Electronics—0.9%
225,000		Dell, Inc., Sr. Unsecd. Note, 6.500%, 4/15/2038	245,554
		Telecommunications—11.2%
100,000		Altice Financing SA, Sr. Unsecd. Note, REGS, 3.000%, 1/15/2028	103,633
300,000		Altice France SA, Sec. Fac. Bond, REGS, 3.375%, 1/15/2028	321,696
7,000		CenturyLink, Inc., Sec. Fac. Bond, 144A, 4.000%, 2/15/2027	7,052
18,000		CenturyLink, Inc., Sr. Unsecd. Note, 144A, 5.125%, 12/15/2026	18,180
400,000		CenturyLink, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2025	417,834
175,000		CenturyLink, Inc., Sr. Unsecd. Note, Series P, 7.600%, 9/15/2039	189,127
400,000		Millicom International Cellular S. A., Sr. Unsecd. Note, 144A, 6.250%, 3/25/2029	425,740
300,000	[1]	Network i2i Ltd., Sub. Deb., REGS, 5.650%, 1/15/2025	300,600
300,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	312,930
275,000		Telecom Italia Capital SA, Sr. Unsecd. Note, 6.000%, 9/30/2034	306,576
200,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 4.875%, 6/19/2024	196,518
250,000		Veon Holdings BV, Sr. Unsecd. Note, REGS, 4.000%, 4/9/2025	256,875
100,000		Ypso Finance Bis S.A., Sr. Unsecd. Note, REGS, 4.000%, 2/15/2028	103,771
		TOTAL	2,960,532
		Utilities—3.9%
50,000		AES Corp., Sr. Unsecd. Note, 5.125%, 9/1/2027	52,033
200,000		AES Gener S.A., Jr. Sub. Note, REGS, 6.350%, 10/7/2079	206,950
250,000		Calpine Corp., 144A, 4.500%, 2/15/2028	240,112
139,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	131,007
59,000		Clearway Energy Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 3/15/2028	60,106
200,000		Orsted A/S, 1.750%, 12/9/3019	225,055
Semi-Annual Shareholder Report

Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utilities—continued
$100,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	$104,060
		TOTAL	1,019,323
		TOTAL CORPORATE BONDS (IDENTIFIED COST $25,550,392)	25,764,821
		U.S. TREASURY—0.2%
50,000	[3]	United States Treasury Bill, 1.537%, 4/16/2020 (IDENTIFIED COST $49,905)	49,909
		TOTAL INVESTMENT IN SECURITIES—97.7% (IDENTIFIED COST $25,600,297)[4]	25,814,730
		OTHER ASSETS AND LIABILITIES - NET—2.3%[5]	619,497
		TOTAL NET ASSETS—100%	$26,434,227
At February 29, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
[6]United States Treasury Note 10-Year Note, Short Futures	17	$2,290,750	June 2020	$(36,524)
[6]United States Treasury Ultra Long Bond Futures, Short Futures	9	$1,867,500	June 2020	$(56,595)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(93,119)
Semi-Annual Shareholder Report

At February 29, 2020, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread[7]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
OTC Swaps:
BNP Paribas	ArcelorMittal	Sell	5.00%	12/20/2026	2.70%	$300,000	$48,259	$59,577	$(11,318)
JP Morgan Chase	Fiat Chrysler Automobiles NV	Sell	5.00%	6/20/2023	1.08%	$75,000	$10,927	$12,507	$(1,580)
BNP Paribas	Markit iTraxx Europe Crossover Index Series 32	Buy	5.00%	12/20/2024	3.05%	$325,000	$(35,663)	$(35,663)	$—
Goldman Sachs	Markit iTraxx Europe Crossover Index Series 32	Sell	5.00%	12/20/2024	3.05%	$125,000	$12,068	$12,068	$—
JP Morgan Chase	Telecom Italia SpA/Milano	Sell	1.00%	6/20/2023	1.05%	$100,000	$(172)	$495	$(667)
TOTAL CREDIT DEFAULT SWAPS							$35,419	$48,984	$(13,565)
At February 29, 2020, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/18/2020	State Street	150,000 EUR	$167,542	$(1,757)
3/18/2020	State Street	250,000 EUR	$279,539	$(3,232)
3/18/2020	State Street	100,000 GBP	$130,647	$(2,364)
Contracts Sold:
3/18/2020	Royal Bank of Canada	3,500,000 EUR	$3,926,720	$58,416
3/18/2020	Royal Bank of Canada	800,000 GBP	$1,070,456	$44,191
3/18/2020	State Street	800,000 GBP	$1,070,467	$44,202
3/18/2020	State Street	200,000 GBP	$225,457	$4,411
3/18/2020	State Street	150,000 GBP	$166,752	$967
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$144,834
Net Unrealized Appreciation (Depreciation) on Futures Contracts and Foreign Exchange Contracts and the Value of Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Perpetual Bond Security. The maturity date reflects the next call date.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Discount rate at time of purchase.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
6	Non-income-producing security.
Semi-Annual Shareholder Report

7	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2020.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 29, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$25,764,821	$—	$25,764,821
U.S. Treasury	—	49,909	—	49,909
TOTAL SECURITIES	$—	$25,814,730	$—	$25,814,730
Other Financial Instruments:
Assets:
Futures	$—	$—	$—	$—
Foreign Exchange Contracts	—	152,187	—	152,187
Swap Contracts	—	71,254	—	71,254
Liabilities:
Futures	(93,119)	—	—	(93,119)
Foreign Exchange Contracts	—	(7,353)	—	(7,353)
Swap Contracts	—	(35,835)	—	(35,835)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(93,119)	$180,253	$—	$87,134
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
LIBOR	—London Interbank Offered Rate
OJSC	—Open Joint Stock Company
OTC	—Over-the-Counter
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 2/29/2020[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.17
Net realized and unrealized gain	0.03
TOTAL FROM INVESTMENT OPERATIONS	0.20
Less Distributions:
Distributions from net realized gain	(0.14)
Net Asset Value, End of Period	$10.06
Total Return[2]	2.03%
Ratios to Average Net Assets:
Net expenses	0.62%[3]
Net investment income	3.92%[3]
Expense waiver/reimbursement[4]	1.11%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$26,434
Portfolio turnover	26%
1	Reflects operations for the period from September 26, 2019 (date of initial investment) to February 29, 2020.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
February 29, 2020 (unaudited)
Assets:
Investment in securities, at value (identified cost $25,600,297)		$25,814,730
Cash denominated in foreign currencies (identified cost $186,433)		184,571
Cash		168,833
Cash collateral on swap contracts		71,687
Due from broker for swap contracts		60,050
Income receivable		371,220
Unrealized appreciation on foreign exchange contracts		152,187
Swaps, at value (net premium paid of $84,647)		71,254
Receivable for shares sold		28,260
Receivable for periodic payments from swap contracts		773
TOTAL ASSETS		26,923,565
Liabilities:
Payable for investments purchased	$237,428
Payable for shares redeemed	76,844
Swaps, at value (net premium received of $35,663)	35,835
Unrealized depreciation on foreign exchange contracts	7,353
Payable for daily variation margin on futures contracts	62,984
Payable for portfolio accounting fees	38,976
Payable for auditing fees	15,295
Payable to adviser (Note 5)	815
Accrued expenses (Note 5)	13,808
TOTAL LIABILITIES		489,338
Net assets for 2,627,236 shares outstanding		$26,434,227
Net Assets Consists of:
Paid-in capital		$26,296,876
Total distributable earnings (loss)		137,351
TOTAL NET ASSETS		$26,434,227
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$26,434,227 ÷ 2,627,236 shares outstanding, no par value, unlimited shares authorized		$10.06
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Period Ended February 29, 2020 (unaudited)1
Investment Income:
Interest (net of foreign tax withheld of $ 2,080)			$502,425
Expenses:
Investment adviser fee (Note 5)		$66,292
Administrative fee (Note 5)		8,828
Custodian fees		12,063
Transfer agent fees (Note 2)		12,798
Auditing fees		15,295
Legal fees		4,989
Portfolio accounting fees		39,482
Share registration costs		24,641
Printing and postage		4,916
Miscellaneous (Note 5)		2,577
TOTAL EXPENSES		191,881
Waiver and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(66,292)
Reimbursements of other operating expenses (Notes 2 and 5)	(56,587)
TOTAL WAIVER and REIMBURSEMENTS		(122,879)
Net expenses			69,002
Net investment income			433,423
Realized and Unrealized Gain (Loss) on Investments, Foreign Exchange Contracts, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency translations			19,634
Net realized (loss) on foreign exchange contracts			(124,976)
Net realized (loss) on futures contracts			(115,045)
Net realized gain on swap contracts			43,446
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			209,441
Net change in unrealized appreciation of foreign exchange contracts			144,834
Net change in unrealized depreciation of futures contracts			(93,119)
Net change in unrealized depreciation of swaps			(13,565)
Net realized and unrealized gain (loss) on investments, foreign exchange contracts, futures contracts, swap contracts and foreign currency transactions			70,650
Change in net assets resulting from operations			$504,073
1	Reflects operations for the period from September 26, 2019 (date of initial investment) to February 29, 2020.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
Period Ended (unaudited) 2/29/2020[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$433,423
Net realized loss	(176,941)
Net change in unrealized appreciation/depreciation	247,591
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	504,073
Distributions to Shareholders:
Institutional Shares	(366,722)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(366,722)
Share Transactions:
Proceeds from sale of shares	26,227,990
Net asset value of shares issued to shareholders in payment of distributions declared	336,789
Cost of shares redeemed	(267,903)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	26,296,876
Change in net assets	26,434,227
Net Assets:
Beginning of period	—
End of period	$26,434,227
1	Reflects operations for the period from September 26, 2019 (date of initial investment) to February 29, 2020.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
February 29, 2020 (unaudited)
1. ORGANIZATION
Federated Adviser Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 11 portfolios. The financial statements included herein are only those of the Federated Hermes SDG Engagement High Yield Credit Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares, Institutional Shares, which commenced operations on September 26, 2019. Class A Shares, Class C Shares and Class R6 Shares are effective with the Securities and Exchange Commission (SEC), but are not yet offered for sale. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Fund's investment objective is to seek current income and long term capital appreciation alongside positive societal impact.
Effective on or about June 29, 2020, the name of the Trust will change to Federated Hermes Adviser Series.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver and reimbursements of $122,879 is disclosed in various locations in Note 2 and Note 5.
For the period ended February 29, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$12,798	$(5,525)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the period ended February 29, 2020, the Fund's Institutional Shares did not incur other service fees.
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the period ended February 29, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 29, 2020, the current tax year will be subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a determined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements to seek to increase yield, income and return, and to manage country risk, currency risk, security risk, market risk and sector/asset class risk. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. Interest rate swap agreements generally involve the agreement by the Fund to pay the counterparty a fixed or floating interest rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. The Fund's maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Semi-Annual Shareholder Report

The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of the value and recourse in the event of default or bankruptcy/solvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at February 29, 2020, is $600,000. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash or securities deposited in a segregated account offsets the amount due to the broker reducing the net settlement amount to zero.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swaps, at value at period end, including net unrealized appreciation/depreciation, are listed after the Fund's Portfolio of Investments.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $662,500. This is based on amounts held as of each month-end throughout the fiscal period.
Semi-Annual Shareholder Report

Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $40,812 and $48,911, respectively. This is based on the amounts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to manage duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of
Semi-Annual Shareholder Report

the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional values of short futures contracts held by the Fund throughout the period was $3,615,148. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset	Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$152,187	Unrealized depreciation on foreign exchange contracts	$7,353
Credit contracts	Swaps, at value	71,254	Swaps, at value	35,835
Interest rate	Receivable for daily variation margin on futures contracts	—	Payable for daily variation margin on future contracts	93,119*
Semi-Annual Shareholder Report

Fair Value of Derivative Instruments
	Asset	Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$223,441		$136,307
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities
The Effect of Derivative Instruments on the Statement of Operations for the Period Ended February 29, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts	Total
Credit Default Swap Contracts	$—	$—	$43,446	$43,446
Foreign Exchange Contracts	(124,976)	—	—	(124,976)
Futures Contracts	—	(115,045)	—	(115,045)
TOTAL	$(124,976)	$(115,045)	$43,446	$(196,575)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts	Total
Credit Default Swap Contracts	$—	$—	$(13,565)	$(13,565)
Foreign Exchange Contracts	144,834	—	—	144,834
Futures Contracts	—	(93,119)	—	(93,119)
TOTAL	$144,834	$(93,119)	$(13,565)	$38,150
Semi-Annual Shareholder Report

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. As of February 29, 2020, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Swap Contracts	$71,254	$(35,835)	$—	$35,419
Foreign Exchange Contracts	152,187	(7,353)	—	144,834
TOTAL	$223,441	$(43,188)	$—	$180,253

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount
Swap Contracts	$35,835	$(35,835)	$—	$—
Foreign Exchange Contracts	7,353	(7,353)	—	—
TOTAL	$43,188	$(43,188)	$—	$—
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Period Ended 2/29/2020[1]
Shares sold	2,620,462
Shares issued to shareholders in payment of distributions declared	33,055
Shares redeemed	(26,281)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,627,236
1	Reflects operations for the period September 26, 2019 (date of initial investment) to February 29, 2020.
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At February 29, 2020, the cost of investments for federal tax purposes was $25,600,297. The net unrealized appreciation of investments for federal tax purposes was $252,583. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $754,957 and net unrealized depreciation from investments for those securities having an excess of cost over value of $502,374. The amounts presented are inclusive of derivative contracts.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the period ended February 29, 2020, the Adviser voluntarily waived $66,292 of its fee and voluntarily reimbursed $5,525 of transfer agent fees and $51,062 of other operating expenses.
Some or all of the Fund's assets are managed by Hermes Investment Management Limited (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.35% of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. The Sub-Adviser may from time to time and for such periods as it deems appropriate reduce its compensation. The Sub-Adviser agrees to share pro rata in any fee waivers, or expense assumptions and reimbursements, imposed or made by the Adviser or its affiliates.
For the period ended February 29, 2020, the Sub-Adviser waived all of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the period ended February 29, 2020, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy related expenses paid by the
Semi-Annual Shareholder Report

Fund, if any) paid by the Fund's Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.62% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) October 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended February 29, 2020, were as follows:
Purchases	$30,981,461
Sales	$5,876,788
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of February 29, 2020, the Fund had no outstanding loans. During the period ended February 29, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 29, 2020, there were no outstanding loans. During the period ended February 29, 2020, the program was not utilized.
Semi-Annual Shareholder Report

9. other matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains, workflow operations and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including Fund service providers) and the market in general in significant and unforeseen ways. Any such impact could adversely affect the Fund's performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees; and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 26, 2019 to February 29, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 9/1/2019	Ending Account Value 2/29/2020	Expenses Paid During Period[1]
Actual	$1,000	$1,020.30	$2.69
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.78	$3.12
1	“Actual” expense information for the Fund's Institutional Shares are for the period from September 26, 2019 (date of initial investment) to February 29, 2020. Actual expenses are equal to the Fund's annualized net expense ratio of 0.62%, multiplied by the average account value over the period, multiplied by 157/366 (to reflect the period from initial investment to February 29, 2020). “Hypothetical” expense information for Institutional Shares is presented on the basis of the full one-half-year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/366 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–August 2019
FEDERATED HERMES SDG ENGAGEMENT High Yield Credit Fund (THE “FUND”)
At its meetings in August 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), reviewed and unanimously approved for an initial two-year term a proposed investment advisory contract for the Fund with Federated Investment Management Company (“FIMCO”) and a separate proposed subadvisory contract with Hermes Investment Management Limited (the “Sub-Adviser” and together with FIMCO, the “Advisers”) on behalf of the Fund. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by Federated Investors, Inc. (together with its wholly owned subsidiaries, “Federated”), and based on information requested by the Board and provided by Federated, as well as Federated's recommendation to go forward with development of the Fund.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its August 2019 meetings an independent written evaluation presenting on the topics below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, including additional materials relating to the proposed Fund presented to the Board by Federated, at its August 2019 meetings, in evaluating the reasonableness of the Fund's proposed management fee and in deciding to approve the proposed investment advisory and subadvisory contracts. The Board also considered the materials and presentations provided by Federated and the CCO's independent written evaluation, in connection with its annual approval of the continuation of the advisory and subadvisory contracts for the other funds advised by Federated (each, a “Federated Fund”) at its May 2019 meetings, and information provided at various recent meetings at which the Board considered and approved initial advisory and subadvisory contracts for different Federated Funds sub-advised by the Sub-Adviser. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer”, prior to the elimination of the Senior Officer position in December 2017.
Semi-Annual Shareholder Report

The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Advisers and their affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's proposed investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing, and working with Federated on matters relating to, the Federated Funds. The Independent Trustees were assisted in their deliberations by independent legal counsel. At the August meetings, in addition meeting in separate sessions of the Independent Trustees without management present, senior management of FIMCO also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the proposed advisory and subadvisory contracts.
The Board's consideration of the proposed investment advisory and subadvisory contracts included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: each Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's proposed investment objectives; the Fund's anticipated fees and expenses (including the proposed advisory and subadvisory fees and the overall estimated
Semi-Annual Shareholder Report

expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary fee waivers and expense limitations); the use and allocation of brokerage commissions to be derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services to be provided to the Fund by each Adviser and its affiliates. The Board also considered the likely preferences and expectations of anticipated Fund shareholders; the entrepreneurial and other risks assumed by FIMCO in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds, which include a comprehensive array of funds with different investment objectives, policies and strategies that are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the proposed contractual advisory and subadvisory fee rates, proposed net advisory fee rates, anticipated total expense ratios and each element of the Fund's anticipated total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund will compete.
Semi-Annual Shareholder Report

The Board reviewed the proposed contractual advisory and subadvisory fee rates, proposed net advisory fee rate and other proposed expenses of the Fund and noted the position of the Fund's proposed fee rates relative to its Peer Group. In this regard, the Board noted that the proposed contractual advisory fee rate of the Fund was below the median of the Peer Group. The Board also considered absolute and relative information regarding the proposed contractual subadvisory fee rate (expressed as a percentage of the contractual advisory fee rate).
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Other Funds/Accounts”). The CCO provided information to the Board regarding the Other Funds/Accounts other than third-party mutual funds, and the CCO concluded that they are inherently different products in light of, among other differences, different types of targeted investors, different applicable laws and regulations, different legal structures, and different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs. The CCO noted that Federated did not currently manage any Other Funds/Accounts with comparable investment strategies to the Fund's proposed investment strategy.
The CCO also reviewed the fees to be charged by the Sub-Adviser for serving as the sole investment adviser to a foreign fund that employs an investment strategy substantially similar to that proposed for the Fund, which is expected to commence investment operations at approximately the same time as the Fund (the “Comparable Fund”). The Board considered that, unlike the Fund's proposed management fee structure, the Comparable Fund will pay an advisory fee to the Sub-Adviser under an all-in “unitary” fee structure. The Board considered the inherent limitations of comparing the Fund's proposed management fee to the Comparable Fund's advisory fee because such advisory fee is subsumed within its unitary fee. The Board considered that the unitary fee was higher than the anticipated total expense ratio for the share class offered by the Fund that is similar to the Comparable Fund. In connection with these considerations, the Board considered FIMCO's representation to the Board that any differences between the total expense ratios of the Fund and the Comparable Fund will be primarily attributable to certain differences between U.S. registered mutual funds and funds domiciled in a foreign (non-U.S.) country, including differences in the types of restrictions and investment limitations that are in place under the regulatory regimes for each investment product. The Board also noted that the anticipated total expense ratio for the share class offered by the Fund that is similar to the Comparable Fund was below the average of the Peer Group.
Semi-Annual Shareholder Report

The CCO Fee Evaluation Report indicated that the proposed management fee, after projected waivers, was reasonable. The Board reviewed the proposed fees and other proposed expenses of the Fund and was satisfied that the overall proposed expense structure of the Fund appeared to be appropriate.
The Board considered the nature, extent and quality of the services to be provided to the Fund by each Adviser and the resources of each Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, each Adviser's organizational structure, personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that will benefit the Fund. The Board considered the personnel and other resources dedicated to the Sub-Adviser's operational, compliance and legal functions. The Board also considered that Federated recently acquired a majority ownership stake in the Sub-Adviser's parent company. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio managers who will be primarily responsible for the day-to-day management of the Fund and each Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund.
The Board considered the range of investment advisory services to be provided by the Sub-Adviser under the oversight of FIMCO, including the daily investment of the assets of the Fund. In evaluating these investment advisory services, the Board considered, among other things, the Sub-Adviser's investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience, including with respect to impact investing in accordance with the United Nations Sustainable Development Goals (“UN SDGs”). The Board considered that the Sub-Adviser has experience engaging in such impact investing for another Federated Fund.
The Board received and considered information regarding the application of fiduciary principles to the different ways in which environmental, social and governance (“ESG”) investing may be integrated into a fund's investment process. The Board considered that the Fund will engage in impact investing in accordance with the UN SDGs, as the Fund will include positive societal impact considerations as part of its investment objective and principal investment strategies. The Board considered the differences between such impact investing, on the one hand, and analyzing ESG-related risk and return factors to seek to enhance a fund's returns, on the other hand. The Board considered the Adviser's belief that such impact investing is consistent with the Adviser's and the Sub-Adviser's fiduciary duties to the Fund.
The Board considered that FIMCO would retain overall responsibility for the management and investment of the assets of the Fund and that, in this capacity, FIMCO would play an active role in overseeing, monitoring and reviewing the Sub-Adviser in the performance of its duties. The Board evaluated information about the nature and extent of responsibilities retained and risks assumed by FIMCO and not delegated to or assumed by the Sub-Adviser. In this regard, the
Semi-Annual Shareholder Report

Board considered that FIMCO would monitor and evaluate the performance of the Sub-Adviser, monitor the Sub-Adviser for adherence to the stated investment objectives, strategies, policies and restrictions of the Fund, and supervise the Sub-Adviser with respect to the services that the Sub-Adviser would provide under the subadvisory contract. The Board also considered the process used by FIMCO to recommend to the Board that the Sub-Adviser be appointed as the sub-adviser to the Fund.
The Board noted the compliance program of each Adviser and the compliance-related resources to be provided to the Fund by each Adviser, including each Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's anticipated ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Advisers are anticipated to execute the Fund's investment program. The Advisers' ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Advisers' investment management services to be provided to the Fund warrant the approval of the proposed advisory and subadvisory contracts.
The CCO reviewed the investment performance of the Sub-Adviser, including, for purposes of considering the investment skill and experience of the Fund's portfolio managers, performance data showing the portfolio managers' capabilities in managing a composite of other accounts that has a similar investment strategy to that proposed for the Fund, noting that the Sub-Adviser did not currently manage an investment company registered under the 1940 Act that uses an investment strategy substantially similar to that proposed for the Fund. The Board also considered information comparing the Composite to its benchmark. The Board considered the CCO's view that comparisons to the Composite may be helpful, though not conclusive, in evaluating the anticipated performance of the Sub-Adviser in managing the Fund. The CCO also provided additional information about the broad range of the portfolio managers' investment experience and the Sub-Adviser's investment philosophy and process. The Board also considered how the Fund's strategy to pursue investments that deliver positive societal impact aligned with the UN SDGs may influence the Fund's performance relative to its benchmark or peers. Based on these considerations, the Board concluded that it was satisfied that FIMCO and the Sub-Adviser have the capability of providing satisfactory investment performance for the Fund.
In connection with the Board's governance of other Federated Funds, the Board noted that it regularly receives financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derives from its relationships with the other Federated Funds. This information covers not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board
Semi-Annual Shareholder Report

considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also details any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, Federated frequently waives fees and/or reimburses expenses and has disclosed to fund investors and/or indicated to the Board its intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Because the Board was considering the advisory and subadvisory contracts in the context of Federated's proposal to create a new Federated Fund, the factors mentioned above relating to such matters as performance and any indirect benefits that may accrue to the Advisers and their affiliates as a result of the Advisers' relationships with the Fund are essentially impossible to apply before the Fund has experienced any meaningful operating history.
Federated furnished information, requested by the CCO, that reported projected revenues for the Fund, as detailed cost allocation reports had not yet been projected for this Fund. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The CCO noted that the Fund was new to Federated and any projected cost allocation and/or profit margin does not represent the full or actual cost of operating a Federated Fund and makes only rough estimates of the cost to launch a Federated Fund. The CCO also noted that, while the Fund is expected to grow in size, the creation and maintenance of the Fund requires a substantial initial investment. The allocation information, including the CCO's view that the estimations regarding the Fund may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. The CCO noted that while Federated regularly undertakes to establish new Federated Funds and maintains a number of other smaller Federated Funds that, while expected to grow to a greater size, nevertheless require substantial investment and waiver or assumption of fees and other expenses in order to deliver them to the marketplace. Based on this and other relevant information, the CCO concluded that Federated's projected profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
Semi-Annual Shareholder Report

The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are expected to be shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Advisers and their affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size. The CCO did not recommend institution of breakpoints in pricing Federated's proposed advisory services to the Fund at this time, noting that it would review future asset growth and the appropriateness of any potential future breakpoints as part of its future annual review of the advisory and subadvisory contracts.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable.
Semi-Annual Shareholder Report

The Board based its decision to approve the proposed investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the proposed investment advisory and subadvisory contracts reflects its view that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other Federated Funds (which the Board has found to be satisfactory with respect to such other Federated Funds), provide a satisfactory basis to support the decision to approve the proposed arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Hermes SDG Engagement High Yield Credit Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A556
Q454741 (4/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Adviser Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 22, 2020

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2020